GOODWILL (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance
Addition	60,006
Impairment
Closing balance	60,006
Closing balance	$ 60,006